Derivative instruments and hedging activities - Written Credit Derivatives by External Credit Rating of Underlying Asset (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2015		Mar. 31, 2014
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 25,825		¥ 32,402
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		18,808		21,070
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,044		9,082
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		673		1,574
Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		300		676
AAA Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,891		2,233
AAA Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,768		2,125
AAA Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		85		86
AAA Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 38		¥ 22
AAA Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 1,432		¥ 1,354
AA Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,418		1,331
AA Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 14		¥ 23
AA Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 8,980		¥ 10,065
A Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,766		5,232
A Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,936		4,445
A Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1		1
A Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		277		387
BBB Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		8,032		10,441
BBB Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,722		7,362
BBB Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,306		¥ 2,884
BBB Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 4
BBB Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional				¥ 195
BB Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 2,903		4,670
BB Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,526		3,231
BB Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		376		1,341
BB Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 1		4
BB Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional				94
Other Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	¥ 2,587		3,639
Other Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	1,608		1,789
Other Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	327		303
Other Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	629		¥ 1,547
Other Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 23	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.